Other Gains and Charges (Tables)	12 Months Ended
Jun. 29, 2011
Other Gains and Charges
Schedule of Other Gains and Charges

	2011	2010	2009
Restaurant impairment charges	$1,937	$19,789	$10,517
Restaurant closure charges	4,515	13,409	59,362
Severance and other benefits	5,034	1,887	5,496
Gains on the sale of assets, net (see Note 3)	(2,100)	(4,878)	(3,902)
Charges related to the sale of Macaroni Grill (see Note 3)	0	0	40,362
Impairment of goodwill	0	0	7,713
Other gains and charges, net	1,397	(1,722)	(936)

	$10,783	$28,485	$118,612